Quarterly Holdings Report
for

Fidelity Advisor® Mid Cap II Fund

March 31, 2020

AMP-QTLY-0520
1.814652.115

Schedule of Investments March 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
COMMUNICATION SERVICES - 6.9%
Entertainment - 5.2%
Activision Blizzard, Inc.	497,740	$29,605,570
Electronic Arts, Inc. (a)	238,010	23,841,462
		53,447,032
Interactive Media & Services - 0.3%
Match Group, Inc. (a)(b)	48,800	3,222,752
Media - 1.4%
Interpublic Group of Companies, Inc.	498,094	8,064,142
The New York Times Co. Class A (b)	202,910	6,231,366
		14,295,508

TOTAL COMMUNICATION SERVICES		70,965,292

CONSUMER DISCRETIONARY - 8.0%
Hotels, Restaurants & Leisure - 3.3%
ARAMARK Holdings Corp.	136,400	2,723,908
Churchill Downs, Inc.	83,400	8,586,030
Dine Brands Global, Inc. (b)	115,640	3,316,555
Eldorado Resorts, Inc. (a)	83,349	1,200,226
Hilton Grand Vacations, Inc. (a)	158,900	2,505,853
Jubilant Foodworks Ltd.	30,696	599,493
Noodles & Co. (a)(b)	476,200	2,242,902
Penn National Gaming, Inc. (a)	98,200	1,242,230
Planet Fitness, Inc. (a)	107,400	5,230,380
Texas Roadhouse, Inc. Class A	51,500	2,126,950
Vail Resorts, Inc.	26,300	3,884,773
		33,659,300
Household Durables - 0.3%
KB Home	79,900	1,446,190
NVR, Inc. (a)	510	1,310,246
		2,756,436
Internet & Direct Marketing Retail - 0.7%
Naspers Ltd. Class N	6,800	966,378
Prosus NV (a)	6,800	476,142
The Booking Holdings, Inc. (a)	4,200	5,650,344
		7,092,864
Multiline Retail - 0.9%
Dollar Tree, Inc. (a)	127,900	9,396,813
Specialty Retail - 0.7%
Five Below, Inc. (a)	60,000	4,222,800
Williams-Sonoma, Inc.	66,000	2,806,320
		7,029,120
Textiles, Apparel & Luxury Goods - 2.1%
Deckers Outdoor Corp. (a)	131,475	17,617,650
PVH Corp.	108,200	4,072,648
		21,690,298

TOTAL CONSUMER DISCRETIONARY		81,624,831

CONSUMER STAPLES - 6.4%
Beverages - 0.6%
C&C Group PLC (United Kingdom)	1,695,904	4,129,703
Monster Beverage Corp. (a)	43,200	2,430,432
		6,560,135
Food & Staples Retailing - 1.8%
BJ's Wholesale Club Holdings, Inc. (a)	198,500	5,055,795
Performance Food Group Co. (a)	266,412	6,585,705
U.S. Foods Holding Corp. (a)	359,600	6,368,516
		18,010,016
Food Products - 2.7%
Conagra Brands, Inc.	220,915	6,481,646
Nomad Foods Ltd. (a)	733,800	13,619,328
Post Holdings, Inc. (a)	35,300	2,928,841
TreeHouse Foods, Inc. (a)	104,700	4,622,505
		27,652,320
Household Products - 1.3%
Essity AB Class B	234,500	7,183,575
Spectrum Brands Holdings, Inc.	153,700	5,590,069
		12,773,644

TOTAL CONSUMER STAPLES		64,996,115

ENERGY - 1.3%
Energy Equipment & Services - 0.2%
Baker Hughes Co. Class A	84,600	888,300
Helmerich & Payne, Inc.	56,500	884,225
		1,772,525
Oil, Gas & Consumable Fuels - 1.1%
Cabot Oil & Gas Corp.	99,900	1,717,281
Cheniere Energy, Inc. (a)	82,600	2,767,100
Cimarex Energy Co.	45,700	769,131
Devon Energy Corp.	225,500	1,558,205
Noble Energy, Inc.	215,240	1,300,050
Par Pacific Holdings, Inc. (a)	89,918	638,418
World Fuel Services Corp. (b)	113,000	2,845,340
		11,595,525

TOTAL ENERGY		13,368,050

FINANCIALS - 12.1%
Banks - 5.2%
BankUnited, Inc.	96,735	1,808,945
Boston Private Financial Holdings, Inc.	487,467	3,485,389
CIT Group, Inc.	126,900	2,190,294
CVB Financial Corp.	305,351	6,122,288
East West Bancorp, Inc.	80,200	2,064,348
First Horizon National Corp.	723,300	5,829,798
Great Western Bancorp, Inc.	90,300	1,849,344
Huntington Bancshares, Inc.	575,557	4,725,323
KeyCorp	176,300	1,828,231
M&T Bank Corp.	57,900	5,988,597
Signature Bank	70,900	5,699,651
UMB Financial Corp.	54,200	2,513,796
Union Bankshares Corp.	134,800	2,952,120
Valley National Bancorp	329,100	2,405,721
Wintrust Financial Corp.	100,300	3,295,858
		52,759,703
Capital Markets - 2.2%
Ameriprise Financial, Inc.	44,987	4,610,268
Cboe Global Markets, Inc.	20,600	1,838,550
Moody's Corp.	29,300	6,196,950
Raymond James Financial, Inc.	103,024	6,511,117
TMX Group Ltd.	39,000	2,903,453
		22,060,338
Consumer Finance - 0.6%
Capital One Financial Corp.	50,000	2,521,000
OneMain Holdings, Inc.	32,900	629,048
Synchrony Financial	205,700	3,309,713
		6,459,761
Insurance - 3.5%
Assurant, Inc.	14,600	1,519,714
Bajaj Finserv Ltd.	18,388	1,120,515
Chubb Ltd.	48,493	5,416,183
Hiscox Ltd.	303,195	3,452,805
Old Republic International Corp.	438,400	6,685,600
Primerica, Inc.	124,658	11,029,740
Principal Financial Group, Inc.	157,300	4,929,782
Reinsurance Group of America, Inc.	22,391	1,883,979
		36,038,318
Thrifts & Mortgage Finance - 0.6%
Essent Group Ltd.	144,529	3,806,894
Housing Development Finance Corp. Ltd.	107,426	2,328,516
		6,135,410

TOTAL FINANCIALS		123,453,530

HEALTH CARE - 12.2%
Biotechnology - 1.5%
Alexion Pharmaceuticals, Inc. (a)	74,200	6,662,418
Argenx SE ADR (a)	10,200	1,343,646
FibroGen, Inc. (a)	91,100	3,165,725
Sarepta Therapeutics, Inc. (a)	41,700	4,079,094
		15,250,883
Health Care Equipment & Supplies - 6.4%
Boston Scientific Corp. (a)	254,110	8,291,609
Dentsply Sirona, Inc.	26,900	1,044,527
Envista Holdings Corp. (a)	85,800	1,281,852
Haemonetics Corp. (a)	25,200	2,511,432
Hill-Rom Holdings, Inc.	45,700	4,597,420
Hologic, Inc. (a)	241,300	8,469,630
Medtronic PLC	66,500	5,996,970
ResMed, Inc.	32,127	4,731,986
STERIS PLC	64,900	9,084,053
The Cooper Companies, Inc.	23,939	6,599,264
Zimmer Biomet Holdings, Inc.	129,300	13,069,644
		65,678,387
Health Care Providers & Services - 3.5%
Centene Corp. (a)	201,800	11,988,938
Cigna Corp.	19,300	3,419,574
HealthEquity, Inc. (a)	58,000	2,934,220
Molina Healthcare, Inc. (a)	78,200	10,925,322
Universal Health Services, Inc. Class B	66,600	6,598,728
		35,866,782
Life Sciences Tools & Services - 0.8%
10X Genomics, Inc. (a)(b)	13,413	835,898
Thermo Fisher Scientific, Inc.	26,630	7,552,268
		8,388,166

TOTAL HEALTH CARE		125,184,218

INDUSTRIALS - 13.5%
Air Freight & Logistics - 0.6%
XPO Logistics, Inc. (a)	125,088	6,098,040
Airlines - 0.2%
Allegiant Travel Co. (b)	12,660	1,035,588
Copa Holdings SA Class A	18,300	828,807
Spirit Airlines, Inc. (a)	48,145	620,589
		2,484,984
Building Products - 0.8%
Trane Technologies PLC	101,572	8,388,831
Commercial Services & Supplies - 1.2%
Knoll, Inc.	253,463	2,615,738
Stericycle, Inc. (a)(b)	193,608	9,405,477
		12,021,215
Construction & Engineering - 1.4%
Dycom Industries, Inc. (a)	172,200	4,416,930
Fluor Corp.	178,900	1,236,199
Jacobs Engineering Group, Inc.	105,186	8,338,094
		13,991,223
Electrical Equipment - 4.0%
AMETEK, Inc.	115,600	8,325,512
Generac Holdings, Inc. (a)	136,500	12,717,705
Hubbell, Inc. Class B	92,500	10,613,450
Regal Beloit Corp.	64,902	4,085,581
Sunrun, Inc. (a)(b)	542,707	5,481,341
		41,223,589
Industrial Conglomerates - 0.4%
Smiths Group PLC	283,259	4,270,748
Machinery - 3.8%
Allison Transmission Holdings, Inc.	127,300	4,151,253
Fortive Corp.	49,000	2,704,310
Gardner Denver Holdings, Inc. (a)	273,421	6,780,841
IDEX Corp.	15,900	2,195,949
ITT, Inc.	291,659	13,229,652
Rexnord Corp.	411,095	9,319,524
		38,381,529
Road & Rail - 0.4%
Knight-Swift Transportation Holdings, Inc. Class A	129,000	4,231,200
Trading Companies & Distributors - 0.7%
HD Supply Holdings, Inc. (a)	245,100	6,968,193

TOTAL INDUSTRIALS		138,059,552

INFORMATION TECHNOLOGY - 19.0%
Communications Equipment - 0.7%
Digi International, Inc. (a)	127,000	1,211,580
Ericsson (B Shares)	774,700	6,271,168
		7,482,748
Electronic Equipment & Components - 3.1%
CDW Corp.	83,951	7,830,110
Keysight Technologies, Inc. (a)	6,147	514,381
Samsung SDI Co. Ltd.	37,940	7,484,370
TE Connectivity Ltd.	74,630	4,700,197
Trimble, Inc. (a)	69,200	2,202,636
Zebra Technologies Corp. Class A (a)	46,600	8,555,760
		31,287,454
IT Services - 10.5%
Akamai Technologies, Inc. (a)	211,137	19,316,924
Black Knight, Inc. (a)	125,500	7,286,530
EPAM Systems, Inc. (a)	39,100	7,259,306
Euronet Worldwide, Inc. (a)	111,391	9,548,437
FleetCor Technologies, Inc. (a)	31,064	5,794,679
Genpact Ltd.	380,243	11,103,096
Global Payments, Inc.	39,803	5,740,787
GoDaddy, Inc. (a)	176,500	10,079,915
Indra Sistemas SA (a)	359,800	2,929,812
KBR, Inc.	404,400	8,362,992
Leidos Holdings, Inc.	14,900	1,365,585
PayPal Holdings, Inc. (a)	39,300	3,762,582
Tech Mahindra Ltd.	362,500	2,720,807
Verra Mobility Corp. (a)	345,200	2,464,728
Visa, Inc. Class A	58,400	9,409,408
		107,145,588
Semiconductors & Semiconductor Equipment - 4.1%
Marvell Technology Group Ltd.	399,000	9,029,370
MKS Instruments, Inc.	79,600	6,483,420
NXP Semiconductors NV	92,100	7,637,853
Qualcomm, Inc.	150,800	10,201,620
Semtech Corp. (a)	33,019	1,238,213
SolarEdge Technologies, Inc. (a)	96,400	7,893,232
		42,483,708
Software - 0.6%
Adobe, Inc. (a)	18,000	5,728,320

TOTAL INFORMATION TECHNOLOGY		194,127,818

MATERIALS - 7.0%
Chemicals - 2.1%
Albemarle Corp. U.S. (b)	19,475	1,097,806
Element Solutions, Inc. (a)	611,900	5,115,484
Innospec, Inc.	26,937	1,871,852
LG Chemical Ltd.	19,194	4,801,846
Livent Corp. (a)	323,500	1,698,375
Orion Engineered Carbons SA	284,900	2,125,354
The Chemours Co. LLC	383,500	3,401,645
The Mosaic Co.	164,300	1,777,726
		21,890,088
Construction Materials - 0.4%
Martin Marietta Materials, Inc.	19,800	3,746,754
Containers & Packaging - 2.3%
Aptargroup, Inc.	34,500	3,434,130
Avery Dennison Corp.	82,800	8,434,836
Crown Holdings, Inc. (a)	196,700	11,416,468
		23,285,434
Metals & Mining - 2.2%
B2Gold Corp.	1,373,200	4,156,777
Barrick Gold Corp.	700,337	12,830,174
Compass Minerals International, Inc. (b)	25,100	965,597
Pan American Silver Corp. rights (a)	339,900	115,566
Torex Gold Resources, Inc. (a)	428,100	4,146,240
		22,214,354

TOTAL MATERIALS		71,136,630

REAL ESTATE - 8.3%
Equity Real Estate Investment Trusts (REITs) - 8.0%
Alexandria Real Estate Equities, Inc.	46,200	6,332,172
American Homes 4 Rent Class A	198,600	4,607,520
Corporate Office Properties Trust (SBI)	220,200	4,873,026
CyrusOne, Inc.	48,200	2,976,350
Digital Realty Trust, Inc.	55,700	7,737,287
Douglas Emmett, Inc.	110,300	3,365,253
Duke Realty Corp.	107,700	3,487,326
Federal Realty Investment Trust (SBI)	27,500	2,051,775
Healthcare Trust of America, Inc.	189,600	4,603,488
Hibernia (REIT) PLC	1,296,252	1,495,384
Highwoods Properties, Inc. (SBI)	253,000	8,961,260
Invitation Homes, Inc.	220,700	4,716,359
Mid-America Apartment Communities, Inc.	26,000	2,678,780
National Retail Properties, Inc.	198,800	6,399,372
Outfront Media, Inc.	182,500	2,460,100
Realty Income Corp.	105,500	5,260,230
Safestore Holdings PLC	862,466	6,820,046
Store Capital Corp.	107,692	1,951,379
Urban Edge Properties	94,100	829,021
		81,606,128
Real Estate Management & Development - 0.3%
CBRE Group, Inc. (a)	77,391	2,918,415
Wing Tai Holdings Ltd.	805,200	878,081
		3,796,496

TOTAL REAL ESTATE		85,402,624

UTILITIES - 4.8%
Independent Power and Renewable Electricity Producers - 4.8%
Clearway Energy, Inc. Class C	595,800	11,201,040
NextEra Energy Partners LP	223,900	9,627,700
The AES Corp.	1,527,800	20,778,080
Vistra Energy Corp.	476,934	7,611,867
		49,218,687
TOTAL COMMON STOCKS
(Cost $1,023,160,924)		1,017,537,347

Money Market Funds - 2.4%
Fidelity Securities Lending Cash Central Fund 0.28% (c)(d)
(Cost $23,956,201)	23,953,295	23,958,085
TOTAL INVESTMENT IN SECURITIES - 101.9%
(Cost $1,047,117,125)		1,041,495,432
NET OTHER ASSETS (LIABILITIES) - (1.9)%		(19,294,399)
NET ASSETS - 100%		$1,022,201,033

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$19,484
Fidelity Securities Lending Cash Central Fund	30,112
Total	$49,596

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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